Other Disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015	Nov. 04, 2015	Apr. 29, 2015	Jan. 29, 2015	Jan. 08, 2015	Dec. 31, 2014
Assets [abstract]
Cash and bank balances at central banks	€ 87,430			€ 54,637		€ 56,556
Financial assets held for trading	125,458			148,187		146,346
Held-to-maturity investments	13,491			14,468		4,355
Loans and receivables	903,013			840,004		836,156
Investments	6,184			4,836		3,251					€ 3,471
Premises and equipment, net	20,650			20,770		19,335
Other assets	9,766			8,447		7,675
TOTAL ASSETS	1,444,305			1,339,125		1,340,260
Liabilities [abstract]
Other liabilities	12,591			11,070		10,221
TOTAL LIABILITIES	1,337,472			1,236,426		1,241,507
Shareholders' equity
Share capital	8,068	€ 48	€ 729	7,291	€ 74	7,217	€ 59	€ 128	€ 131	€ 607	6,292
TOTAL EQUITY	106,833			102,699		98,753					€ 89,714
TOTAL LIABILITIES AND EQUITY	1,444,305			1,339,125		1,340,260
Banco Santander S.A.
Assets [abstract]
Cash and bank balances at central banks	76,690			49,979		63,790
Financial assets held for trading	64,326			70,437		79,474
Held-to-maturity investments	49,194			45,702		54,807
Loans and receivables	197,591			195,532		200,046
Investments	85,428			80,614		80,822
Premises and equipment, net	1,929			1,834		1,781
Other assets	17,257			17,146		17,554
TOTAL ASSETS	492,415			461,244		498,274
Liabilities [abstract]
Deposits	256,389			265,565		277,058
Short-term debt	40,540			19,110		36,353
Long-term debt	53,023			34,499		41,248
Total borrowings	93,563			53,609		77,601
Other liabilities	71,896			78,835		81,756
TOTAL LIABILITIES	421,848			398,009		436,415
Shareholders' equity
Share capital	8,068			7,291		7,217
Retained earnings and other reserves	62,499			55,944		54,642
TOTAL EQUITY	70,567			63,235		61,859
TOTAL LIABILITIES AND EQUITY	492,415			461,244		498,274
Bank Subsidiaries [Member] | Banco Santander S.A.
Assets [abstract]
Cash and bank balances at central banks	20,818			11,442		10,471
Held-to-maturity investments	6,474			8,326		12,191
Investments	65,567			63,210		68,681
Liabilities [abstract]
Deposits	20,391			19,179		18,365
Total borrowings	1,138					770
Non-Bank Subsidiaries [Member] | Banco Santander S.A.
Assets [abstract]
Held-to-maturity investments	3,729			3,662		2,978
Loans and receivables	33,113			35,085		36,204
Investments	19,861			17,404		12,141
Liabilities [abstract]
Deposits	13,115			40,082		43,954
Total borrowings	€ 2,966			€ 14,062		€ 17,310